Fair Value Measurements - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment Income, Net	¥ 8,624	$ 1,234	¥ 0	¥ 0